Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Accounts receivable	$ 68,219	$ 102,816
Indirect tax receivables	34,285	32,815
Credit card receivables	3,361	87,791
Other	24,308	15,596
Total	$ 130,173	$ 239,018